Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Shares Of Treasury Stock	Mar. 31, 2013 Shares Of Treasury Stock	Oct. 31, 2012 Nidec Sankyo	Sep. 30, 2012 Nidec Sankyo	Oct. 31, 2013 Nidec Copal	Sep. 30, 2013 Nidec Copal	Oct. 31, 2013 Nidec Tosok	Sep. 30, 2013 Nidec Tosok	Mar. 31, 2014 Repurchase at Board of Directors Meetings Resolution	Mar. 31, 2013 Repurchase at Board of Directors Meetings Resolution
Stockholders Equity Note [Line Items]
Percentage of cash dividends that must be appropriated as a legal reserve				10.00%
Description of dividend payment restriction				No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting
Amount of statutory retained earnings of the Company available for dividend payments to shareholders	¥ 91,137	¥ 69,109
Retained earnings, cash dividends	7,585
Retained earnings, cash dividends per share	¥ 27.5
Purchase of treasury stock, shares													1,000,000	10,156,400
Purchase of treasury stock, value	2,838	31,277	10,155										2,696	31,209
Treasury stock, shares	14,343,952	20,787,044			14,343,952	20,311,044
Treasury stock, at cost, value	39,640	57,007			40,527	56,109
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange							6,350,630		4,856,764		2,624,000
Purchase of additional interests in subsidiaries, percentage owned by parent company							100.00%	77.10%	100.00%	66.50%	100.00%	72.30%
Description of stock split	The Company completed a two-for-one stock split.
Retained earnings relating to equity in undistributed earnings of accumulated deficit of equity method investee	¥ 168	¥ 152	¥ 190